Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Summary of goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2018 and 2017 are summarized below:

	At January 1, 2018	Transfers to Assets held for sale	Translation differences and Other	At December 31, 2018
	(€ million)
Gross amount	€10,850	€(96)	€500	€11,254
Accumulated impairment losses	(454)	33	1	(420)
Goodwill	10,396	(63)	501	10,834
Brands	2,994	—	142	3,136
Total Goodwill and intangible assets with indefinite useful lives	€13,390	€(63)	€643	€13,970

	At January 1, 2017	Translation differences and other	At December 31, 2017
	(€ million)
Gross amount	€12,299	€(1,449)	€10,850
Accumulated impairment losses	(482)	28	(454)
Goodwill	11,817	(1,421)	10,396
Brands	3,405	(411)	2,994
Total Goodwill and intangible assets with indefinite useful lives	€15,222	€(1,832)	€13,390

Summary of allocation of goodwill
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31
	2018	2017
	(€ million)
NAFTA	€8,855	€8,453
APAC	1,152	1,099
LATAM	552	529
EMEA	264	253
Other activities	11	62
Total Goodwill	€10,834	€10,396